Derivatives and Hedging - Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives [Abstract]
Other comprehensive income (loss) before reclassifications		$ 1,078	$ 1,703	$ 1,196	$ 1,348
Amounts reclassified out of accumulated other comprehensive income	[1]	(726)	(427)	(1,208)	(614)
Other comprehensive loss, net		$ 352	$ 1,276	$ (12)	$ 734

[1]	Amounts of gains or losses reclassified from other comprehensive income or loss into profit or loss are recorded in cost of revenue and operating expenses.